Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	Mar. 15, 2017	Dec. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)
Accounting Policies [Abstract]
Reverse stock split, shares received for each common share	0.125
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle		$ (21)	$ 0
ASU 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle			$ 400